OPERATING LEASES (Table)	3 Months Ended
Mar. 31, 2018
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

The following table outlines our future contractual financial obligations associated with this lease by fiscal year in which payment is expected, as of March 31, 2018:

	2019	2020	2021	2022	Total
Payson Lease	$120,000	$120,000	$120,000	$80,000	$440,000